TAXATION - Loss before income taxes consists (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
TAXATION
Non - PRC	¥ 45,211	$ 6,555	¥ 5,451	¥ (142,750)
PRC	(885,107)	(128,327)	(534,688)	(298,903)
Loss before income tax	¥ (839,896)	$ (121,772)	¥ (529,237)	¥ (441,653)